Consolidated Statement Of Comprehensive Income (Parenthetical) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Consolidated Statements of Comprehensive Income
Income tax on foreign currency translation adjustment	¥ 0	¥ 0	¥ 0